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                                WORLDWIDE GROWTH
                                OPPORTUNITIES IN
                                  GOLD STOCKS
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                              U.S. WORLD GOLD FUND

A longstanding  leader in gold fund
management,  U.S. Global Investors,
formerly      United      Services,
established   the   first   no-load
precious   metals  equity  fund  in
America and manages  more than $500               (CHART)
million in gold assets  today.  Our
Gold   Team  is  one  of  the  most
qualified   portfolio    management
teams in the  business and includes
investment  professionals  who have
extensive  experience  in  geology,
mineral    economics   and   mining
engineering.

[MOUNTAIN GRAPH PLOTTED FROM DATA IN TABLE BELOW]


                                                                    United Serv:
                                                  Gold Price         World Gold
                                                  ----------         ----------

 2/29/92 .............................                10000                10000
 3/31/92 .............................             9677.136             9300.284
 4/30/92 .............................             9525.617             8418.108
 5/31/92 .............................              9558.47             9097.168
 6/30/92 .............................             9725.283             9624.753
 7/31/92 .............................             10134.53             10182.46
 8/31/92 .............................             9629.273             9938.893
 9/30/92 .............................             9884.166             9938.893
10/31/92 .............................             9608.032             9533.523
11/30/92 .............................             9464.726             8783.028
12/31/92 .............................             9427.908             9431.965
 1/31/93 .............................              9358.52             8986.143
 2/28/93 .............................             9277.805             9715.982
 3/31/93 .............................             9566.683             10841.72
 4/30/93 .............................             10033.99             12423.62
 5/31/93 .............................             10689.63              14097.6
 6/30/93 .............................             10717.95             14797.31
 7/31/93 .............................             11378.12             17586.71
 8/31/93 .............................             10522.53             16196.75
 9/30/93 .............................             10068.25             14168.17
10/31/93 .............................              10467.3             16501.42
11/30/93 .............................             10504.12             16196.75
12/31/93 .............................              11094.9             17900.85
 1/31/94 .............................             10702.37             18519.67
 2/28/94 .............................             10805.74             17555.73
 3/31/94 .............................              11022.4             17251.63
 4/30/94 .............................              10661.3             15912.88
 5/31/94 .............................             10977.09             16663.39
 6/30/94 .............................             10995.78             15598.48
 7/31/94 .............................             10875.41             15568.05
 8/31/94 .............................             10924.98             16856.09
 9/30/94 .............................             11182.42              16906.8
10/31/94 .............................             10870.88             16430.13
11/30/94 .............................             10849.64             14097.45
12/31/94 .............................             10854.17             14065.38
 1/31/95 .............................             10617.41             13384.47
 2/28/95 .............................             10659.89             13364.15
 3/31/95 .............................             11101.99             15467.86
 4/30/95 .............................             11038.26             15488.18
 5/31/95 .............................             10883.63             15457.69
 6/30/95 .............................             10977.09             16372.35
 7/31/95 .............................             10856.72             16900.82
 8/31/95 .............................              10828.4             17175.22
 9/30/95 .............................             10875.41             16738.21
10/31/95 .............................              10836.9             15762.58
11/30/95 .............................             10982.75             17154.89
12/31/95 .............................             10960.38             18120.36
 1/31/96 .............................             11485.46              21199.7
 2/29/96 .............................             11346.68              20051.3
 3/31/96 .............................              11224.9              21667.2
 4/30/96 .............................             11081.88             22358.27
 5/31/96 .............................             11060.64             23110.32
 6/30/96 .............................             10818.77             21626.54
 7/31/96 .............................             10911.95             21585.89
 8/31/96 .............................             10944.52             22886.74
 9/30/96 .............................             10733.81             22175.34
10/31/96 .............................             10747.97             21606.22
11/30/96 .............................             10515.45             20549.28
12/31/96 .............................             10457.67             19406.67
 1/31/97 .............................             9785.041             19503.43
 2/25/97 .............................             9981.874             20793.63


Take action now. Call
1-800-557-2297, ext. 166

[GRAPHIC:  U.S. GLOBAL INVESTORS LOGO]
================================================================================
Like all mutual funds, Fund Shares are not backed by the U.S. Government. Past performance is no guarantee of future results. U.S. Stands for United Services. Investment returns and principal value will fluctuate so that you may have a gain or a loss when you sell shares. Investments in gold funds involve special risks. The World Gold Fund invests in equity securities which may pay dividends. Gold bullion is a commodity which does not pay dividends. Average annual total returns for the U.S. World Gold Fund as of 2/27/97 for 1 year: 3.06%, for five years: 15.95%, for 10 years: 3.99%. Chart source: Micropal. Chart assumes a $10,000 initial investment and all dividends reinvested. Chart performance as of
2/25/97.                                                                  IBD106